Financial instruments and risk management	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management [Abstract]
Financial instruments and risk management
23.	Financial instruments and risk management

Fair value

The fair value of the Company’s financial instruments, including cash, amounts receivable, accounts payable and accrued liabilities, mortgage payable and deposit payable approximates their carrying value due to their short-term nature. Mortgage payable and deposit payable are due to arm’s length third parties, the fair values of these payables are measured using relevant market input (Level 3). The fair values of mortgage payable and deposit payable was calculated using actualized cash flows using market rates in effect at the balance sheet date. Reasonable changes to key assumptions would not have a significant impact. Promissory note receivable is due from an arm’s length third party, the fair value of this note are measured using relevant market input (Level 3). Digital currencies and amount owing to Northern Data are measured at fair value using the quoted price on CoinMarketCap (Level 2). Warrant liabilities are measured at fair value using the Black-Scholes pricing model (Level 2) (see note 13).

Risks

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s primary exposure to credit risk is on its cash, amounts receivable and promissory note receivable. The cash is deposited in a bank account held with one major bank in the United States so there is a concentration of credit risk. This risk is managed by using a major bank that is a high credit quality financial institution as determined by rating agencies. The Company believes no impairment is necessary in respect of amounts receivable and promissory note receivable as balances are monitored on a regular basis with the result that exposure to bad debt is insignificant.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company manages liquidity risk by maintaining cash balances to ensure that it is able to meet its short term and long-term obligations as and when they fall due. The Company manages cash projections and regularly updates projections for changes in business and fluctuations cause in digital currency prices and exchange rates.

The following table summarizes the expected maturity of the Corporation’s significant financial liabilities and other liabilities based on the remaining period from the balance sheet date to the contractual maturity date:

As at December 31, 2022	Payments by period
	Less than			More than		Carrying
	1 year	1-3 years	4-5 years	5 years	Total	Value
Accounts payable and accrued liabilities	$2,345,175	$-	$-	$-	$2,345,175	$2,345,175
Amount owing to Northern Data	322,099	-	-	-	322,099	322,099
Deposit payable	-	511,000	-	-	511,000	511,000
Lease liabilities	146,880	307,111	214,524	-	668,515	668,515
Mortgage payable	534,000	400,500	-	-	934,500	934,500
	$3,348,154	$1,218,611	$214,524	$-	$4,781,289	$4,781,289

As at December 31, 2021	Payments by period
	Less than			More than		Carrying
	1 year	1-3 years	4-5 years	5 years	Total	Value
Accounts payable and accrued liabilities	$2,272,850	$-	$-	$-	$2,272,850	$2,272,850
Amount owing to Northern Data	2,940,412	-	-	-	2,940,412	2,940,412
Deposit payable	-	1,788,500	-	-	1,788,500	1,788,500
	$5,213,262	$1,788,500	$-	$-	$7,001,762	$7,001,762

As at December 31, 2020	Payments by period
	Less than			More than		Carrying
	1 year	1-3 years	4-5 years	5 years	Total	Value
Accounts payable and accrued liabilities	$920,914				$920,914	$920,914
Loan payable	2,146,231	570,933	$-	$-	2,717,164	2,543,083
	$3,067,145	$570,933	$-	$-	$3,638,078	$3,463,997

Foreign currency risk

Currency risk relates to the risk that the fair values or future cash flows of the Company’s financial instruments will fluctuate because of changes in foreign exchange rates. Exchange rate fluctuations affect the costs that the Company incurs in its operations.

The Company’s functional and presentation currency is the U.S. dollar. As the Company operates in an international environment, some of the Company’s financial instruments and transactions are denominated in currencies other than an entity’s functional currency. The fluctuation of the Canadian dollar in relation to the U.S. dollar will consequently impact the profitability of the Company and may also affect the value of the Company’s assets and liabilities and the amount of shareholders’ equity. As at December 31, 2022, 2021 and 2020, the foreign currency risk was considered minimal.

Digital currency risk

Digital currency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions. The profitability of the Company is directly related to the current and future market price of digital currencies; in addition, the Company may not be able liquidate its holdings of digital currencies at its desired price if required. A decline in the market prices for digital currencies could negatively impact the Company’s future operations. The Company has not hedged the conversion of any of its sales of digital currencies.

Digital currencies have a limited history and the fair value historically has been very volatile. Historical performance of digital currencies is not indicative of their future price performance. The Company’s digital currencies currently consist of Bitcoin and Ethereum.

At December 31, 2022, had the market price of the Company’s holdings of Bitcoin and Ethereum increased or decreased by 10% with all other variables held constant, the corresponding asset value increase or decrease respectively would amount to $280,066 (2021 - $3,055,157, 2020 - $450,804).